Leases (Tables)	3 Months Ended
Mar. 31, 2023
Leases [Abstract]
Net Investment in Leases
The net investment in leases were as follows (in thousands):

	March 31, 2023	December 31, 2022
Net investment in leases, current	$872	$985
Net investment in leases, non-current	9,173	9,304
Total net investment in leases	$10,045	$10,289
The net investment in leases were as follows:

	December 31,
	2022	2021
Net investment in leases, current	$985	$411
Net investment in leases, non-current	9,304	5,179
Total net investment in leases	$10,289	$5,590

Future Minimum Payments Receivable from Operating Leases
Future minimum payments receivable from operating and sales-type leases as of March 31, 2023 for each of the next five years were as follows:

	Operating leases	Sales-type leases
Remainder of 2023	$279	$580
2024	—	1,010
2025	—	1,528
2026	—	1,528
2027	—	1,528
Thereafter	—	4,013
Total minimum lease payments	$279	$10,187
Future minimum payments receivable from operating and sales-type leases as of December 31, 2022 for each of the next five years were as follows:

	Operating leases	Sales-type leases
2023	$384	$749
2024	—	1,010
2025	—	1,528
2026	—	1,528
2027	—	1,528
Thereafter	—	4,013
Total minimum lease payments	$384	$10,356

Future Minimum Payments Receivable from Sales-Type Leases
Future minimum payments receivable from operating and sales-type leases as of March 31, 2023 for each of the next five years were as follows:

	Operating leases	Sales-type leases
Remainder of 2023	$279	$580
2024	—	1,010
2025	—	1,528
2026	—	1,528
2027	—	1,528
Thereafter	—	4,013
Total minimum lease payments	$279	$10,187
Future minimum payments receivable from operating and sales-type leases as of December 31, 2022 for each of the next five years were as follows:

	Operating leases	Sales-type leases
2023	$384	$749
2024	—	1,010
2025	—	1,528
2026	—	1,528
2027	—	1,528
Thereafter	—	4,013
Total minimum lease payments	$384	$10,356

Maturities of Operating Lease Liabilities
Maturities of operating lease liabilities as of March 31, 2023 were as follows (in thousands):

Remainder of 2023	$6,122
2024	4,224
2025	3,487
2026	2,615
2027	2,238
Thereafter	9,858
Total undiscounted lease payment	28,544
Less: imputed interest	(5,305)
Total operating lease liabilities	$23,239
Maturities of operating lease liabilities as of December 31, 2022 were as follows (in thousands):

2023	$8,203
2024	4,224
2025	3,487
2026	2,615
2027	2,238
Thereafter	9,858
Total undiscounted lease payment	30,625
Less: imputed interest	(5,651)
Total lease liabilities	$24,974

Supplemental Cash Flow Information
Supplemental cash flow information related to leases were as follows (in thousands):

	Three Months Ended March 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$(2,082)	$(1,377)
Lease liabilities arising from obtaining right-of-use assets:
Operating lease	$—	$25
Finance lease	699	—
Supplemental cash flow information related to leases were as follows (in thousands):

	Year Ended December 31
	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(7,053)	$(4,209)	$(3,855)
Lease liabilities arising from obtaining right-of-use assets:
Operating lease	$5,534	$17,573	$7

Operating Lease Right-Of-Use Assets and Liabilities
Operating lease right-of-use assets and liabilities consisted of the following (in thousands):

	March 31, 2023	December 31, 2022
Operating leases
Operating lease right-of-use assets	$18,661	$20,274
Operating lease liabilities, current	5,998	6,876
Operating lease liabilities, non-current	17,241	18,098
Total operating lease liabilities	$23,239	$24,974
Operating lease right-of-use assets and liabilities consisted of the following (in thousands):

	December 31,
	2022	2021
Operating leases
Operating lease right-of-use assets	$20,274	$24,282
Operating lease liabilities, current	$6,876	$4,084
Operating lease liabilities, non-current	18,098	20,963
Total operating lease liabilities	$24,974	$25,047